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PD Emerging Markets Portfolio
PD Emerging Markets Portfolio

SUPPLEMENT DATED MARCH 26, 2021

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund prospectus dated May 1, 2020 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  This supplement applies to the PD Emerging Markets Portfolio and the PD International Large-Cap Portfolio only.  The changes within this supplement will be effective April 30, 2021.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

The Annual Fund Operating Expenses subsection for the PD Emerging Markets Portfolio will be deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PD Emerging Markets Portfolio Class P
Management Fee	0.41%
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Fund Operating Expenses	0.56%
Less Fee Waiver	(0.24%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	0.32%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to waive 0.44% of its management fee on the first $50 million of assets and waive 0.18% on all assets above $50 million through April 30, 2022. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days’ written notice prior to the end of the contract term.

In the Example subsection for the PD Emerging Markets Portfolio, the second sentence will be deleted and replaced with the following:

The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the fee waiver, which is only reflected for the contractual period.

The table in the Example subsection for the PD Emerging Markets Portfolio will be deleted and replaced with the following:

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PD Emerging Markets Portfolio | Class P | USD ($)	33	155	289	678

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
PD Emerging Markets Portfolio | Class P | USD ($)	33	155	289	678

The disclosure in the Principal Investment Strategies subsection for the PD Emerging Markets Portfolio will be deleted and replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in securities included in the emerging markets benchmark index for the Fund and in depositary receipts representing securities included in the index.  The Fund’s benchmark index is the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index, which is designed to measure the equity market performance of large- and mid-capitalization securities in emerging markets.

Under normal circumstances, the Fund employs a replication strategy, which means the Fund seeks to replicate the investment results of the MSCI Emerging Markets Index by investing in substantially all of the securities represented in the MSCI Emerging Markets Index.  The sub-subadviser may also utilize a statistical sampling approach to seek to replicate the returns of the MSCI Emerging Markets Index and therefore the Fund may not always hold all of the same securities as the MSCI Emerging Markets Index.  Statistical sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposures, dividend yield, price to earnings ratio, price to book ratio, earnings growth, and country weightings.

The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries.  The Fund will focus its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region to the same approximate extent as its index may focus in securities of issuers in that single country, that small number of countries, or that particular geographic region.

The Fund will not deviate from the above noted strategies at any time for any reason.

In the Principal Risks subsection for the PD Emerging Markets Portfolio, Active Management Risk and Value Companies Risk will be deleted.  Equity Securities Risk will be moved to follow Foreign Markets Risk.  Liquidity Risk and Foreign Markets Risk will be moved to follow Emerging Markets Risk.  Index Sampling Risk and Passive Management Risk will be added after the newly moved Equity Securities Risk.  Currency Risk will be moved to follow Passive Management Risk.  Underlying Fund Risk and Tracking Error Risk will be added after China Risk.  Mid-Capitalization Companies Risk and Industry Concentration Risk will be added after Large-Capitalization Companies Risk.  The disclosures for the new risks to be added are as follows:

●                 Index Sampling Risk: Because index sampling relies on the securities selected to have economic characteristics similar to securities in the target index, it may not result in the aggregate in investment performance matching that of the Fund’s target index or of other funds that purchased all or substantially all of the securities in the same index.

●                 Passive Management Risk: A passively managed (or index) fund generally holds constituent securities of its benchmark index regardless of performance, which could cause the index fund’s return to be lower than an actively managed fund (which generally seeks to outperform a benchmark index). Such fund will also perform poorly when the index performs poorly. In addition, an index fund has operating and other expenses while an index does not. As such, an index fund will tend to underperform the index to some degree over time even though it will attempt to track its index as closely as possible.

●                 Underlying Fund Risk: Because the Fund is available for investment by the Pacific Dynamix Portfolios and thus may have a significant percentage of its outstanding shares held by the Pacific Dynamix Portfolios, a change in asset allocation by the Pacific Dynamix Portfolios could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

●                 Tracking Error Risk: Performance of the Fund may vary from the performance of its benchmark index due to imperfect correlation between the Fund’s investments and the index.

●                 Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater risk of the price of their securities going up or down rapidly or unpredictably and may be more vulnerable to economic, market and industry changes than larger, more established companies.

●                 Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or related industries. Because the Fund will concentrate in the securities of a particular industry or group of industries to the same approximate extent as its index, the Fund may perform poorly during a downturn in that industry or group of industries.

In the Performance subsection for the PD Emerging Markets Portfolio, the following will be added after the third sentence of the first paragraph:

Performance reflects fee waivers, if any, that were in effect during the periods presented.

In the Performance subsection for the PD Emerging Markets Portfolio, the second paragraph will be deleted and replaced with the following:

FIAM LLC and Geode Capital Management, LLC, began managing the Fund on April 30, 2021, and some investment policies changed at that time.  Another firm managed the Fund before that date.